INVESTMENT IN JOINT VENTURE (Detail Textuals) ft² in Millions	3 Months Ended
	Mar. 31, 2019 CAD ($) kg	Mar. 30, 2019 ft²
Village Farms International Inc [Member]
Disclosure of joint ventures [line items]
Area Of Property For Cannabis Operation | ft²		1.1
Pure Sunfarms
Disclosure of joint ventures [line items]
Cash Contribution To Join Venture Accounted For Using Equity Method | $	$ 2,500,000
Investments In Joint Ventures Accounted For Using Equity Method During Period | $	$ 25,000,000
Pure Sunfarms | Village Farms International Inc [Member]
Disclosure of joint ventures [line items]
Area Of Property | ft²		1.1
Annualized Full Production Runrate | kg	75,000